Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplier Concentration Risk | Cost of Goods, Total
Related Party Transaction [Line Items]
Percentage of purchases from key suppliers	85.00%	83.00%	84.00%
Moss & Associates LLC | Customary Payments for Remodeling of Corporate Headquarters
Related Party Transaction [Line Items]
Payment for related party transaction			$ 124
Greenberg Traurig, P.A. | Customary Fees for Legal Services
Related Party Transaction [Line Items]
Payment for related party transaction	$ 156	$ 187	131
Amount payable to related party	8
Carrier and Its Affiliates | Supplier Concentration Risk
Related Party Transaction [Line Items]
Amount payable to Carrier and its affiliates, net of receivables	81,000	86,000
Revenues from sales to Carrier and its affiliates	$ 103,000	$ 91,000	$ 84,000
Carrier and Its Affiliates | Supplier Concentration Risk | Cost of Goods, Total
Related Party Transaction [Line Items]
Percentage of purchases from key suppliers	63.00%	62.00%	62.00%